Inventory (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 569,103	$ 518,855
Finished products	580,689	665,993
Work in process	189,510	202,518
Subtotal	1,339,302	1,387,366
Inventory reserve	0	(43,656)
Total	$ 1,339,302	$ 1,343,710